UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2007

Check here if Amendment [ ]; Amendment Number:  ______________
This Amendment (Check only one.):          [ ]  is a restatement.
                                           [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:          Rivanna Capital, LLC
Address::      600 Peter Jefferson Parkway, Suite 370
               Charlottesville, VA  22911

13F File Number :     28 - 11576
                           -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Craig F. Colberg
Title:     Member
Phone:     434-220-0430

Signature, Place, and Date of Signing:

Craig F. Colberg
Charlottesville, VA
October 24, 2007

Report Type  (Check only one.):
[X]          13F HOLDINGS REPORT
[ ]          13FNOTICE
[ ]          13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information table Entry Total:   20

Form 13F Information Table Value Total:   $165,467

List of Other Included Managers:     None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [NONE]

                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
AFFILIATED MGR GP              COM              008252108     8951   70198 SH       SOLE    N/A         0 SHARED    0
ALPHARMA INC CL A              COM              020813101     6216  290994 SH       SOLE    N/A         0 SHARED    0
ASPREVA PHARMACEUTICALS CORP   COM              04538T109     9735  474395 SH       SOLE    N/A         0 SHARED    0
BIOVAIL CORP INT'L             COM              09067K106    13107  754588 SH       SOLE    N/A         0 SHARED    0
CORRECTIONS CORP AMERICA       COM              22025Y407    14660  560176 SH       SOLE    N/A         0 SHARED    0
CSK AUTO CORP                  COM              125965103     8493  797470 SH       SOLE    N/A         0 SHARED    0
DRS TECHNOLOGIES, INC          COM              23330X100     7598  137836 SH       SOLE    N/A         0 SHARED    0
FORREST OIL                    COM              346091705     5442  126439 SH       SOLE    N/A         0 SHARED    0
GMX RES INC COM                COM               38011M10     4523  140598 SH       SOLE    N/A         0 SHARED    0
LO-JACK CORP COM               COM              539451104     6151  324443 SH       SOLE    N/A         0 SHARED    0
NASH FINCH CO                  COM              631158102     4200  105456 SH       SOLE    N/A         0 SHARED    0
NICE SYSTEMS, LTD              COM              653656108     8110  226281 SH       SOLE    N/A         0 SHARED    0
PAYLESS SHOESOURCE INC         COM               70437910     8824  400000 SH       SOLE    N/A         0 SHARED    0
PETROQUEST                     COM              716748108     2146  200000 SH       SOLE    N/A         0 SHARED    0
PENN VA CORP COM               COM              707882106     8689  197561 SH       SOLE    N/A         0 SHARED    0
PREMIERE GLOBAL SERVICES       COM              740585104     8226  650283 SH       SOLE    N/A         0 SHARED    0
PSYCHIATRIC SOLUTIONS          COM              740329107    12364  314767 SH       SOLE    N/A         0 SHARED    0
SERVICE CORP INT'L             COM              817565104    12461  965964 SH       SOLE    N/A         0 SHARED    0
SUPERIOR ENERGY SVCS INC COM   COM              868157108     6578  185598 SH       SOLE    N/A         0 SHARED    0
UNITED INDL CORP COM           COM              910671106     8993  119493 SH       SOLE    N/A         0 SHARED    0